STOCK OPTIONS (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted average remaining life in years	3 years 10 months 13 days
Price 0.006
Outstanding	12,000,000	31,000,000
Weighted average remaining life in years	3 years 4 months 10 days	3 years 9 months
Weighted average exercise price outstanding	$ 0.006	$ 0.006
Exerciseable	6,000,000	18,333,333
Weighted average exercise price exercisable	$ 0.006	$ 0.006
Price 0.007
Outstanding	10,000,000	10,000,000
Weighted average remaining life in years	3 years 6 months	3 years 9 months
Weighted average exercise price outstanding	$ 0.007	$ 0.007
Exerciseable	5,000,000	4,166,667
Weighted average exercise price exercisable	$ 0.007	$ 0.007
Price 0.008-0.009
Outstanding	2,500,000	2,000,000
Weighted average remaining life in years	1 year 6 months 18 days	1 year 6 months
Weighted average exercise price outstanding		$ 0.009
Exerciseable	1,375,000	1,000,000
Weighted average exercise price exercisable	$ 0.008	$ 0.009
Price 0.008-0.009 | Minimum
Weighted average exercise price outstanding	.008
Price 0.008-0.009 | Maximum
Weighted average exercise price outstanding	$ .009
Price 0.010
Outstanding	20,000,000	12,000,000
Weighted average remaining life in years	3 years 4 months 10 days	10 months 17 days
Weighted average exercise price outstanding	$ .010	$ 0.010
Exerciseable	14,916,667	12,000,000
Weighted average exercise price exercisable	$ .010	$ 0.010
Price 0.012
Outstanding	38,000,000	38,000,000
Weighted average remaining life in years	4 years	4 years 9 months
Weighted average exercise price outstanding	$ 0.012	$ 0.012
Exerciseable	9,500,000	3,166,667
Weighted average exercise price exercisable	$ 0.012	$ 0.012
Stock Options
Outstanding	82,500,000	100,000,000	56,000,000	12,010,000
Weighted average remaining life in years	3 years 10 months 13 days	3 years 9 months 15 days
Weighted average exercise price outstanding	$ .0099	$ 0.0094	$ 0.007	$ 0.001
Exerciseable	36,791,667	40,083,333
Weighted average exercise price exercisable	$ 0.009	$ 0.010
Price 0.020
Outstanding		7,000,000
Weighted average remaining life in years		4 years 4 months 20 days
Weighted average exercise price outstanding		$ 0.020
Exerciseable		1,416,667
Weighted average exercise price exercisable		$ 0.020